Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill [Abstract]
Schedule Of Goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2013 are as follows:

	Year ended December 31,
	2012	2013

January 1,	$14,593	$15,283
Functional currency translation adjustments and other adjustments (1) (2) (3)	690	(348)

December 31,	$15,283	$14,935

(1)	The allocation period of Nera's acquisition ended in July 2012.

(2)	Adjustment of goodwill related to acquisition of Nera.

(3)
Foreign currency translation differences resulting from goodwill allocated to subsidiaries, whose functional currency has been determined to be other than the U.S. dollar and adjustment related to provisions.